LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 11, 2020 IDR (Rp)	Dec. 04, 2020 IDR (Rp)	Nov. 16, 2020 IDR (Rp)	Aug. 18, 2020 IDR (Rp)	Jun. 19, 2019 IDR (Rp)	Jan. 15, 2019 IDR (Rp)	Mar. 27, 2018 IDR (Rp)	Feb. 26, 2018 IDR (Rp)	Mar. 30, 2017 IDR (Rp)	Mar. 24, 2017 IDR (Rp)	Mar. 15, 2015 IDR (Rp)
Borrowings and other credit facilities
Drawn down	$ 1,742	Rp 24,469,000	Rp 26,524,000	Rp 35,364,000
BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility		182,000
Current period payment		54,000
BNI 2018 - 2019
Borrowings and other credit facilities
Total facility										Rp 2,160,000
BNI 2018 - 2019 (Dayamitra)
Borrowings and other credit facilities
Total facility										Rp 840,000
BNI 2013 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		9,752,000
Current period payment		Rp 1,197,000
BNI 2013 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		2.50%
Bank Mandri 2017- 2018 | Rupiah
Borrowings and other credit facilities
Total facility		Rp 680,000
Current period payment		133,000
Bank Mandri 2017- 2019
Borrowings and other credit facilities
Total facility								Rp 200,000
Unused facility		136,100
Bank Mandri 2017- 2019 (Dayamitra)
Borrowings and other credit facilities
Total facility								1,400,000
Bank Mandri 2017- 2019 (GSD)
Borrowings and other credit facilities
Total facility								Rp 1,113,000
Bank Mandiri 2017 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		6,138,000
Current period payment		208,000
Bank Permata Nutech - 2020
Borrowings and other credit facilities
Total facility		7,000
Current period payment		700
Bank Permata Dayamitra - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		750,000
BRI 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		3,253,000
Current period payment		236,000
MUFG Bank 2016 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		3,700,000
Current period payment		618,000
Syndication of Banks 2015 - 2020
Borrowings and other credit facilities
Total facility		4,000,000
Current period payment		500,000
Syndication of Banks - 2018
Borrowings and other credit facilities
Total facility		90
Current period payment		7
BCA 2017 - 2020
Borrowings and other credit facilities
Total facility									Rp 4,000,000
Unused facility		2,500,000
BCA 2017 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		7,981,000
Current period payment		244,000
UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Total facility		49
Current period payment		9
BTPN 2015-2019
Borrowings and other credit facilities
Total facility											Rp 628,000
Unused facility		538,000
Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Total facility						Rp 200,000
Unused facility		908,000
Bank CIMB Niaga 2017 - 2019 (PINS)
Borrowings and other credit facilities
Total facility						500,000
Bank CIMB Niaga 2017 - 2019 (GSD)
Borrowings and other credit facilities
Total facility						Rp 300,000
Bank CIMB Niaga 2017 - 2019 (GSD) | Rupiah
Borrowings and other credit facilities
Total facility		695,000
Current period payment		Rp 125,000
Bank CIMB Niaga 2017 - 2019 (GSD) | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		1.425%
Bank CIMB Niaga 2017 - 2019 (GSD) | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
ANZ 2015 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		Rp 500,000
Current period payment		66,000
DBS 2016 | Rupiah
Borrowings and other credit facilities
Total facility		6,000
Current period payment		1,000
DBS 2017 - 2020 | Rupiah
Borrowings and other credit facilities
Total facility		1,830,000
Current period payment		191,000
ICBC 2017 | Rupiah
Borrowings and other credit facilities
Total facility		272,000
Current period payment		45,000
HSBC 2020 | Rupiah
Borrowings and other credit facilities
Total facility		214,000
BNI - March 24, 2017
Borrowings and other credit facilities
Total facility															Rp 2,005,000
BRI - March 24, 2017
Borrowings and other credit facilities
Total facility															1,000,000
BRI - March 27, 2018
Borrowings and other credit facilities
Total facility												Rp 800,000
BRI - February 26, 2018
Borrowings and other credit facilities
Total facility													Rp 775,000
Bank Mandiri - March 24, 2017
Borrowings and other credit facilities
Total facility															Rp 1,500,000
Syndication of banks - March 13, 2015
Borrowings and other credit facilities
Total facility																Rp 3,000,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30, 2017
Borrowings and other credit facilities
Total facility														Rp 400,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 27, 2018
Borrowings and other credit facilities
Total facility												Rp 200,000
Bank CIMB Niaga - March 30, 2017
Borrowings and other credit facilities
Total facility														495,000
Bank BCA Tbk - March 30 2017
Borrowings and other credit facilities
Total facility														850,000
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility																750,000
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015 (Dayamitra)
Borrowings and other credit facilities
Total facility																750,000
PT Bank Sumitomo Mitsui Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility														400,000
BTPN | The company
Borrowings and other credit facilities
Total facility							Rp 1,500,000
BTPN 2017 To 2019 | Rupiah
Borrowings and other credit facilities
Total facility		559,000
Current period payment		Rp 97,000
Bank ANZ Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility																Rp 500,000
Bank ANZ Indonesia - March 13 2017
Borrowings and other credit facilities
Drawn down					Rp 200,000
PT Bank DBS Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility														Rp 850,000
Monthly Repayment of Interest | BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		8.75%
Monthly Repayment of Interest | BNI 2013 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.20%
Monthly Repayment of Interest | Bank Mandri 2017- 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		8.50%
Monthly Repayment of Interest | Bank Mandri 2017- 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		9.00%
Monthly Repayment of Interest | Bank Permata Nutech - 2020 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		9.25%
Monthly Repayment of Interest | DBS 2016 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		10.00%
Quarterly repayment of interest | BNI 2013 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.70%
Quarterly repayment of interest | BNI 2013 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.25%
Quarterly repayment of interest | Bank Mandiri 2017 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		0.60%
Quarterly repayment of interest | Bank Mandiri 2017 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | Bank Permata Dayamitra - 2020 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.70%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.00%
Quarterly repayment of interest | MUFG Bank 2016 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.43%
Quarterly repayment of interest | MUFG Bank 2016 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.40%
Quarterly repayment of interest | Syndication of Banks 2015 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.00%
Quarterly repayment of interest | Syndication of Banks 2015 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.75%
Quarterly repayment of interest | BCA 2017 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
Quarterly repayment of interest | BCA 2017 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		2.25%
Quarterly repayment of interest | ANZ 2017 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		2.00%
Quarterly repayment of interest | ANZ 2017 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		1.40%
Quarterly repayment of interest | DBS 2017 - 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
Quarterly repayment of interest | DBS 2017 - 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		2.45%
Quarterly repayment of interest | ICBC 2017 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		2.36%
Quarterly repayment of interest | BTPN 2017 To 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		1.435%
Quarterly repayment of interest | BTPN 2017 To 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
Repayment of Interest, Semi Annually | Syndication of Banks - 2018 | USD
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.25%
Repayment of Interest, Semi Annually | UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.25%
Annually Repayment of Interest | HSBC 2020 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		0.80%